SCHEDULE OF SHORT-TERM INVESTMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Fund	$ 3,000,000
Fair value change	(4,393)
Total short-term investments	$ 2,995,607